Condensed Consolidated Balance Sheets (unaudited) (Parenthetical) - $ / shares	Mar. 31, 2020	Jun. 30, 2019
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	12,856,302	10,589,746
Common stock, shares outstanding	12,856,302	10,589,746